Summary Prospectus and
Prospectus Supplement

February 28, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 28, 2020 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2019

U.S. Real Estate Portfolio (the "Fund")

Bill Grant no longer serves as a portfolio manager to the Fund. Accordingly, all references to Mr. Grant are hereby removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  IFIUSRESUMPROPSPT 2/20

Summary Prospectus and
Prospectus Supplement

February 28, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 28, 2020 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2019

Global Real Estate Portfolio (the "Fund")

Bill Grant no longer serves as a portfolio manager to the Fund. Accordingly, all references to Mr. Grant are hereby removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  IFIGRESUMPROPSPT 2/20

Statement of Additional Information Supplement

February 28, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 28, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2019

Global Real Estate Portfolio
U.S. Real Estate Portfolio
(together, the "Funds")

Bill Grant no longer serves as a portfolio manager to the Funds. Accordingly, all references to Mr. Grant are hereby removed from the Funds' Statement of Additional Information.

Please retain this supplement for future reference.